Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Nature of Activities and Significant Accounting Policies [Abstract]
Schedule of Exercise of Warrants and Options were Excluded from Diluted Loss Per Share
	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Numerator:
Income (loss) from continuing operations	$16,271,756	$(227,723)	$15,936,368	$(472,473)

Loss from discontinued operations	$-	$-	$-	$(317,123)

Denominator:
Weighted average shares outstanding – basic	62,272,062	54,290,468	59,779,693	54,244,887
Dilutive effect of stock issuable pursuant to the exercise of warrants	7,125	-	4,500	-
Dilutive effect of stock issuable pursuant to the exercise of options	65,500	-	43,667	-
Weighted average shares outstanding - diluted	62,344,687	54,290,468	59,827,860	54,244,887

Income (loss) per share from continuing operations - basic	$0.26	$(0.00)	$0.27	$(0.01)
Income (loss) per share from continuing operations - diluted	$0.26	$(0.00)	$0.27	$(0.01)
Loss per share from discontinued operations - basic	$-	$-	$-	$(0.00)
Loss per share from discontinued operations - diluted	$-	$-	$-	$(0.00)

Schedule of Disaggregation of Revenue

The Company recognizes revenue related to Construction Management by geographic location (United States - East and United States - West).

Construction Management Revenue by Geographic Location	Three Months Ended June 30, 2026	Six Months Ended June 30, 2026
United States – East	$32,609,313	$32,609,313
United States – West	336,560,935	336,560,935
Total	$369,170,248	$369,170,248

Schedule of Receivables Related to Contracts with Customers

The balances of receivables related to contracts with customers as of June 30, 2026 and December 31, 2025 were as follows:

	June 30,	December 31,
	2026	2025
Contract receivables	$115,935,072	$-
Retention receivables	$59,491,423	$-

The balances of contract assets and contract liabilities as of June 30, 2026 and December 31, 2025 were as follows:

	June 30,	December 31,
	2026	2025
Contract assets	$6,561,361	$-
Contract liabilities	$12,850,041	$-